Document And Entity Information	12 Months Ended
Dec. 31, 2022
Document Information Line Items
Entity Registrant Name	ETAO International Co., Ltd.
Document Type	F-1
Amendment Flag	false
Entity Central Index Key	0001939696
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1460 Broadway
Entity Address, Address Line Two	14th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10036
Entity Address, Country	US
City Area Code	(347)
Local Phone Number	306-5134
Business Contact
Document Information Line Items
Entity Address, Address Line One	1460 Broadway
Entity Address, Address Line Two	14th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10036
City Area Code	(347)
Local Phone Number	306-5134
Contact Personnel Name	Wensheng Liu
Entity Address, State or Province	NY